Land Use Rights, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land [Member]
Schedule Of Land Use Rights Finite Lived [Line Items]
Amortization of land use rights	¥ 75,819	¥ 49,868	¥ 48,828
Construction of Manufacturing Facilities and Buildings Supporting Groups Vehicle Production [Member] | CHINA
Schedule Of Land Use Rights Finite Lived [Line Items]
Prepayment for acquisition of land use rights	¥ 547,921	¥ 4,925	¥ 90,341